Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-42911
Entity Registrant Name	Miluna Acquisition Corp
Entity Central Index Key	0002077033
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No. 43
Entity Address, Address Line Two	Cheng Gong Road
Entity Address, Address Line Three	Sec 4, Neihu
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Entity Address, Postal Zip Code	114049
City Area Code	(520)
Local Phone Number	450-0262
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share and one redeemable warrant
Trading Symbol	MMTXU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	MMTX
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	MMTXW
Security Exchange Name	NASDAQ